Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	¥ 6,268		¥ 13,404
Derivative liabilities	8,491		19,077
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	623,667		530,787
Other investments	87,480	[1]	86,760	[1]
Derivative assets	11,887	[2]	21,862	[2]
Total assets	2,857,675		2,739,711
Derivative liabilities	30,549	[2]	41,998	[2]
Total liabilities	30,549		41,998
Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,244,053		1,220,608
Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	63,131		67,195
Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	169,251		212,164
Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	450,935		442,774
Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	31,254		25,036
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	176,017		132,525
Marketable securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	623,667		530,787
Total assets	823,276		692,536
Marketable securities | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	24,822		24,335
Marketable securities | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,491		61
Marketable securities | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	58,661		40,359
Marketable securities | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	113,501		96,896
Marketable securities | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,134		98
Securities investments and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	87,480	[1]	86,760	[1]
Total assets	2,022,512		2,025,313
Securities investments and other | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,219,231		1,196,273
Securities investments and other | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	61,640		67,134
Securities investments and other | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	110,590		171,805
Securities investments and other | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	337,434		345,878
Securities investments and other | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	30,120		24,938
Securities investments and other | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	176,017		132,525
Other current assets/liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	10,863	[2]	20,713	[2]
Total assets	10,863		20,713
Derivative liabilities	15,155	[2]	20,322	[2]
Total liabilities	15,155		20,322
Other noncurrent assets/liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1,024	[2]	1,149	[2]
Total assets	1,024		1,149
Derivative liabilities	15,394	[2]	21,676	[2]
Total liabilities	15,394		21,676
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	348,832		278,575
Other investments	8,031	[1]	6,742	[1]
Total assets	535,821		417,764
Level 1 | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3,027
Level 1 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	175,931		132,447
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	274,835		252,212
Other investments	3,612	[1]	3,126	[1]
Derivative assets	11,887	[2]	21,862	[2]
Total assets	2,238,199		2,222,089
Derivative liabilities	30,549	[2]	41,998	[2]
Total liabilities	30,549		41,998
Level 2 | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,244,053		1,220,608
Level 2 | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	63,131		67,195
Level 2 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	168,240		209,950
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	444,128		422,022
Level 2 | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	28,227		25,036
Level 2 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	86		78
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	75,837	[1]	76,892	[1]
Total assets	83,655		99,858
Level 3 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,011		2,214
Level 3 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 6,807		¥ 20,752

[1]	Other investments include certain hybrid financial instruments and certain private equity investments.
[2]	Derivative assets and liabilities are recognized and disclosed on a gross basis.